Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Aug. 31, 2013	$ 2,000	$ 149,000	$ (138,976)	$ 12,024
Balance, shares at Aug. 31, 2013	20,000,000
Net Loss			$ (9,584)	$ (9,584)
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc, shares
Balance at Aug. 31, 2014	$ 2,000	$ 149,000	$ (148,560)	$ 2,440
Balance, shares at Aug. 31, 2014	20,000,000
Net Loss			(84,636)	(84,636)
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc	$ 192	(192)
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc, shares	1,923,000
Balance at Aug. 31, 2015	$ 2,192	148,808	(233,196)	(82,196)
Balance, shares at Aug. 31, 2015	21,923,000
Net Loss			(118,896)	(118,896)
Common stock issued for cash	$ 13	69,987		70,000
Common stock issued for cash, shares	130,000
Balance at May. 31, 2016	$ 2,205	$ 218,795	$ (352,092)	$ (131,092)
Balance, shares at May. 31, 2016	22,053,000